Shareholder Report, Line Graph (Details) - USD ($)							12 Months Ended
	Apr. 30, 2024	Apr. 30, 2023	Apr. 30, 2022	Apr. 30, 2021	Apr. 30, 2020	May 14, 2015	Apr. 30, 2025
The Acquirers Fund
Account Value [Line Items]
Line Graph and Table Measure Name							The Acquirers Fund NAV
Accumulated Value	$ 14,790	$ 11,403	$ 10,641	$ 10,446	$ 8,387	$ 10,000	$ 13,825
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							S&P 500 TR
Accumulated Value	$ 19,291	$ 15,727	$ 15,319	$ 15,286	$ 10,471	$ 10,000	$ 21,624